Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Series B, C, D, E Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Series E Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member] Series D Convertible Preferred Stock [Member]	Common Stock [Member] Series E Convertible Preferred Stock [Member]	Old Ginkgo Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series D Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Convertible Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Previously Reported [Member]	Previously Reported [Member] Series B, C, D, E Convertible Preferred Stock [Member]	Previously Reported [Member] Old Ginkgo Common Stock [Member]	Previously Reported [Member] Treasury Stock, Common [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] Accumulated Other Comprehensive Income (Loss) [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Revision of Prior Period, Adjustment [Member] Series B, C, D, E Convertible Preferred Stock [Member]	Revision of Prior Period, Adjustment [Member] Common Stock [Member]	Revision of Prior Period, Adjustment [Member] Old Ginkgo Common Stock [Member]	Revision of Prior Period, Adjustment [Member] Treasury Stock, Common [Member]	Revision of Prior Period, Adjustment [Member] Additional Paid-in Capital [Member]
Beginning balance at Dec. 31, 2018		$ 0			$ 126				$ 0									$ 149	$ 86						$ (149)	$ 126	$ (86)		$ 130
Beginning balance (Shares) at Dec. 31, 2018		0			1,255,562,032				0									14,943,599	8,555,710						(14,943,599)	1,255,562,032	(8,555,710)
Beginning balance at Dec. 31, 2018	$ 213,432				$ 116					$ (24,453)	$ 450,391				$ (221,942)	$ 9,320	$ 213,432	$ 177	$ 79	$ (24,449)	$ 450,268		$ (221,942)	$ 9,320	$ (177)	$ 116	$ (79)	$ (4)	123
Beginning balance (Shares) at Dec. 31, 2018					1,153,356,703					(37,135,889)								17,774,941	7,806,772	(756,633)					(17,774,941)	1,153,356,703	(7,806,772)	(36,379,256)
Exercise of stock options	7										7
Exercise of stock options, Share					500,621
Vesting of restricted stock awards, Share					367,858
Repurchase of common stock	(408)									$ (408)
Repurchase of common stock Share					490,805					(490,805)
Stock Issued During Period, Value, New Issues								$ 0
Stock Issued During Period, Shares, New Issues								0
Issuance of warrants to purchase convertible preferred stock	150										150
Stock-based compensation expense	771										771
Retirement of treasury stock Shares					(37,626,694)					37,626,694
Retirement of treasury stock					$ (4)					$ 24,861	(24,857)
Net loss	(119,857)														(119,327)	(530)
Recognition of beneficial conversion feature related to issuance of convertible promissory notes	198,957										198,957
Reacquisition of beneficial conversion feature related to convertible promissory notes	(211,608)										(211,608)
Conversion of convertible promissory notes into Series E convertible preferred stock	211,608				7						211,601
Issuance of Series E convertible preferred stock, net of issuance costs of $4,830	$ 208,801							$ 7			208,794
Issuance of Series E convertible preferred stock, net of issuance costs of 4,830 Shares								69,812,427
Conversion of convertible promissory notes into Series E convertible preferred stock(Shares)					69,151,117
Ending Balance at Dec. 31, 2019																		$ 184							$ (184)
Ending balance (Shares) at Dec. 31, 2019	0																	18,403,604							(18,403,604)
Ending balance at Dec. 31, 2019	$ 501,853	$ 0			$ 126				$ 0		834,206			$ (341,269)	(341,269)	8,790	501,853		$ 79		834,076	$ (341,269)		8,790		$ 129	$ (79)		134
Ending balance (Shares) at Dec. 31, 2019		0			1,255,562,032				0										7,851,164							1,288,595,876	(7,851,164)
Vesting of restricted stock awards, Share					79,412
Stock-based compensation expense	123										123
Net loss	(25,468)													(24,972)		(496)
Ending balance at Mar. 31, 2020	476,508				$ 126						834,329			(366,241)		8,294
Ending balance (Shares) at Mar. 31, 2020					1,255,641,444
Beginning balance at Dec. 31, 2019	$ 501,853	$ 0			$ 126				$ 0		834,206			(341,269)	(341,269)	8,790	501,853		$ 79		834,076	(341,269)		8,790		$ 129	$ (79)		134
Beginning balance (Shares) at Dec. 31, 2019		0			1,255,562,032				0										7,851,164							1,288,595,876	(7,851,164)
Beginning balance at Dec. 31, 2019																		$ 184							$ (184)
Beginning balance (Shares) at Dec. 31, 2019	0																	18,403,604							(18,403,604)
Foreign currency translation	$ 0
Net loss	(80,324)
Ending balance at Sep. 30, 2020	516,326				$ 129						929,000			(420,954)		8,151
Ending balance (Shares) at Sep. 30, 2020					1,287,916,112
Beginning balance at Dec. 31, 2019	$ 501,853	$ 0			$ 126				$ 0		834,206			(341,269)	(341,269)	8,790	501,853		$ 79		834,076	(341,269)		8,790		$ 129	$ (79)		$ 134
Beginning balance (Shares) at Dec. 31, 2019		0			1,255,562,032				0										7,851,164							1,288,595,876	(7,851,164)
Beginning balance at Dec. 31, 2019																		$ 184							$ (184)
Beginning balance (Shares) at Dec. 31, 2019	0																	18,403,604							(18,403,604)
Exercise of stock options	$ 26										26
Exercise of stock options, Share					1,921,941
Vesting of restricted stock awards, Share					256,838
Stock-based compensation expense	476										476
Net loss	(126,723)														(126,609)	(114)
Issuance of Series E convertible preferred stock, net of issuance costs of $4,830	$ 94,420										94,417
Issuance of Series E convertible preferred stock, net of issuance costs of 0 (Shares)								30,855,065
Issuance of Series E convertible preferred stock, net of issuance costs of 0								3
Ending balance (Shares) at Dec. 31, 2020	0	0			129				0
Ending balance at Dec. 31, 2020	$ 470,052				$ 129						929,125			(467,878)	(467,878)	8,676	470,052				928,991	(467,878)		8,676
Ending balance (Shares) at Dec. 31, 2020		0			1,288,595,876				0
Beginning balance at Mar. 31, 2020	476,508				$ 126						834,329			(366,241)		8,294
Beginning balance (Shares) at Mar. 31, 2020					1,255,641,444
Exercise of stock options	12										12
Exercise of stock options, Share					814,490
Vesting of restricted stock awards, Share					59,142
Stock Issued During Period, Value, New Issues				$ 72,000				$ 2					$ 71,998
Stock Issued During Period, Shares, New Issues								23,528,727
Stock-based compensation expense	117										117
Net loss	(28,730)													(28,658)		(72)
Ending balance at Jun. 30, 2020	519,907				$ 128						906,456			(394,899)		8,222
Ending balance (Shares) at Jun. 30, 2020					1,280,043,803
Exercise of stock options	7										7
Exercise of stock options, Share					486,878
Vesting of restricted stock awards, Share					59,093
Stock Issued During Period, Value, New Issues				$ 22,420				$ 1					$ 22,419
Stock Issued During Period, Shares, New Issues								7,326,338
Stock-based compensation expense	118										118
Foreign currency translation	0
Net loss	(26,126)													(26,055)		(71)
Ending balance at Sep. 30, 2020	516,326				$ 129						929,000			(420,954)		8,151
Ending balance (Shares) at Sep. 30, 2020					1,287,916,112
Beginning balance at Dec. 31, 2020	470,052				$ 129						929,125			(467,878)	(467,878)	8,676	470,052				928,991	(467,878)		8,676
Beginning balance (Shares) at Dec. 31, 2020		0			1,288,595,876				0
Exercise of stock options	27										27
Exercise of stock options, Share					2,758,322
Vesting of restricted stock awards, Share					58,995
Issuance of warrants to purchase convertible preferred stock			$ 150									$ 150
Stock-based compensation expense	118										118
Net loss	(74,778)													(73,569)		(1,209)
Ending balance at Mar. 31, 2021	395,569				$ 129						929,420			(541,447)		7,467
Ending balance (Shares) at Mar. 31, 2021					1,291,413,193
Beginning balance at Dec. 31, 2020	$ 470,052				$ 129						929,125			(467,878)	(467,878)	8,676	$ 470,052				$ 928,991	$ (467,878)		$ 8,676
Beginning balance (Shares) at Dec. 31, 2020		0			1,288,595,876				0
Beginning balance (Shares) at Dec. 31, 2020	0	0			129				0
Exercise of stock options, Share	4,225,189
Foreign currency translation	$ (877)
Net loss	(231,647)
Ending balance at Sep. 30, 2021	1,617,971				$ 148						2,249,549			(697,269)	(877)	66,420
Ending balance (Shares) at Sep. 30, 2021					1,486,712,858
Beginning balance at Mar. 31, 2021	395,569				$ 129						929,420			(541,447)		7,467
Beginning balance (Shares) at Mar. 31, 2021					1,291,413,193
Exercise of stock options	12										12
Exercise of stock options, Share					1,221,465
Vesting of restricted stock awards, Share					59,142
Stock Issued During Period, Shares, New Issues							771,545
Issuance of warrants to purchase convertible preferred stock			$ 150									$ 150
Stock-based compensation expense	14,519										14,519
Net loss	(54,464)													(53,941)		(523)
Ending balance at Jun. 30, 2021	355,786				$ 129						944,101			(595,388)		6,944
Ending balance (Shares) at Jun. 30, 2021					1,293,465,345
Exercise of stock options	2										2
Exercise of stock options, Share					245,402
Vesting of restricted stock awards, Share					59,158
Repurchase of common stock	(24,998)										(24,998)
Repurchase of common stock Share					(2,707,280)
Stock Issued During Period, Shares, New Issues						242,163		408,497
Issuance of common stock for a business acquisition	15,160										15,160
Issuance of common stock for business acquisition, Share					1,633,937
Issuance of common stock Share upon reverse recapitalization, net of offering costs, Share					193,365,636
Issuance of common stock Value upon reverse recapitalization, net of offering costs	1,509,629				$ 19						1,509,610
Assumption of Public and Private Placement Warrants	(194,453)										(194,453)
Non-controlling interest contributions	60,000															60,000
Stock-based compensation expense	127										127
Foreign currency translation	(877)														(877)
Net loss	(102,405)													(101,881)		(524)
Ending balance at Sep. 30, 2021	$ 1,617,971				$ 148						$ 2,249,549			$ (697,269)	$ (877)	$ 66,420
Ending balance (Shares) at Sep. 30, 2021					1,486,712,858